EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Beginning balance	$ 52,890	$ 50,111
Drilling and exploration	351	1,579
Assessments and taxes	100	1,213
Effect of movements in exchange rates	8	(12)
Disposition of Olympic claims		(1)
Transfer to other assets	(2,215)
Transfer to mining properties	(35,005)
Ending balance	16,129	52,890
Canada [Member]
Beginning balance	0	1
Drilling and exploration	0	0
Assessments and taxes	0	0
Effect of movements in exchange rates	0	0
Disposition of Olympic claims		(1)
Ending balance	0	0
Avino, Mexico City [Member]
Beginning balance	15,992	15,698
Drilling and exploration	41	130
Assessments and taxes	88	195
Effect of movements in exchange rates	8	(31)
Disposition of Olympic claims		0
Transfer to other assets	0
Ending balance	16,129	15,992
La Preciosa, Mexico [Member]
Beginning balance	36,898	34,412
Drilling and exploration	310	1,449
Assessments and taxes	12	1,018
Effect of movements in exchange rates	0	19
Disposition of Olympic claims		0
Transfer to other assets	(2,215)
Transfer to mining properties	(35,005)
Ending balance	$ 0	$ 36,898